Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 14 - TAXES ON INCOME:

A.	Taxes on income:

The Israeli corporate tax rate was 23% in 2023 and 2022.

B.	Net operating losses carry forwards:

Carryforward tax losses of the Company as of December 31, 2023, amounted to approximately $24,000; however, a full valuation allowance of $7,000 was recorded against the potential future tax benefits.

The deferred tax assets and liabilities are composed of the following:

	December 31, 2023	December 31, 2022
Deferred tax assets:
Net operating loss carryforward	5,519	3,324
Accrued expenses	80	66
R&D capitalization	1,335	1,005
Fund raising costs 2021	-	275
Fund raising costs 2023	70	-
Operating lease liability	8	-
Total deferred tax assets	7,012	4,670
Valuation allowance	(7,012)	(4,670
Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred taxes	-	-

C.	Theoretical tax:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021

Loss before taxation	(11,286)	(14,976)	(17,193)
Theoretical tax credit at applicable statutory rate: 23%	(2,596)	(3,444)	(3,954)
Non-allowable expenses	(244)	(1,026)	(1,527)
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(2,352)	(2,418)	(2,427)
Income tax benefit	-	-	-